Impairment test (Tables)	12 Months Ended
Dec. 31, 2025
Impairment Test [Abstract]
Schedule of impairment loss
The impairment reversal as of December 31, 2025 was allocated to the impaired assets as follows:

	US $ in millions	Income statement line item
Vessels (*)	96.7	Impairment reversal (loss) of assets
Containers and handling equipment (*)	27.9	Impairment reversal (loss) of assets
Other tangible assets (*)	12.4	Impairment reversal (loss) of assets
	137.0

(*) Comprised of owned and right-of-use assets.
The impairment loss as of September 30, 2023 was allocated as detailed below:

	US $ in millions	Income statement line item
Vessels (*)	1,598.7	Impairment reversal (loss) of assets
Containers and handling equipment (*)	391.8	Impairment reversal (loss) of assets
Other tangible assets (*)	63.8	Impairment reversal (loss) of assets / Other operating expenses (**)
Goodwill	9.1	Impairment reversal (loss) of assets
	2,063.4

(*) Comprised of owned and right-of-use assets.

(**) Impairment loss in the amount of US$ 28.5 million was included in Other operating expenses.